Investments in Equity-Accounted Associates and Joint Ventures - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Cumulative unrecognised share of losses of joint ventures	$ 0
Unrecognised share of losses of joint ventures	0
Investments in associates	57,000,000	$ 63,000,000
Unrecognized share of losses of associate	0
Cumulative unrecognized share of losses of associate	0
Top of range [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment commitment in associates	0	0
Listed associates [Member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	9,000,000	0
Listed associates [Member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations published	9,000,000	0
Unlisted Associates [member] | At Carrying Value [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	48,000,000	63,000,000
Unlisted Associates [member] | At fair value [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates, fair value where price quotations not published	76,000,000	101,000,000
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Undrawn credit commitments	79,000,000	79,000,000
Loans	$ 0	0
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Description of joint venture	CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company
Country of incorporation of joint venture	Canada
Proportion of ownership interest in joint venture	50.00%
Loans	$ 0	0
Undrawn credit commitments	128,000,000	128,000,000
All other segments [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment in joint venture	529,000,000	463,000,000
Investments in associates	19,000,000	21,000,000
Canadian Personal and Small Business Banking [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	5,000,000	0
Canadian Commercial Banking and Wealth Management [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	0	1,000,000
Capital Markets [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in associates	$ 33,000,000	$ 41,000,000